UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-03495

DWS Money Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	6/30/2014

ITEM 1.	REPORT TO STOCKHOLDERS

June 30, 2014

Semiannual Report

to Shareholders

Cash Management Fund

Institutional Shares

Contents
Cash Management Fund
3 Portfolio Summary
4 Statement of Assets and Liabilities
5 Statement of Operations
6 Statement of Changes in Net Assets
7 Financial Highlights
8 Notes to Financial Statements
12 Information About Your Fund's Expenses
Cash Management Portfolio
15 Investment Portfolio
37 Statement of Assets and Liabilities
38 Statement of Operations
39 Statement of Changes in Net Assets
40 Financial Highlights
41 Notes to Financial Statements
45 Advisory Agreement Board Considerations and Fee Evaluation
50 Account Management Resources
52 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

An investment in this fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or by any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The share price of money market funds can fall below the $1.00 share price. You should not rely on or expect the Advisor to enter into support agreements or take other actions to maintain the fund's $1.00 share price. The credit quality of the fund's holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on the fund's share price. The fund's share price can also be negatively affected during periods of high redemption pressures and/or illiquid markets. The actions of a few large investors of the fund may have a significant adverse effect on the share price of the fund. See the prospectus for specific details regarding the fund's risk profile.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Portfolio Summary (Unaudited)

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investment in Cash Management Portfolio, at value	$1,763,415,764
Receivable for Fund shares sold	1,688
Due from Advisor	9,765
Other assets	11,066
Total assets	1,763,438,283
Liabilities
Payable for Fund shares redeemed	3,986
Distributions payable	2,636
Accrued Trustees' fees	935
Other accrued expenses and payables	239,442
Total liabilities	246,999
Net assets, at value	$1,763,191,284
Net Assets Consist of
Undistributed net investment income	1
Accumulated net realized gain (loss)	(157,001)
Paid-in capital	1,763,348,284
Net assets, at value	$1,763,191,284
Net Asset Value
Institutional Shares Net Asset Value, offering and redemption price per share ($1,763,191,284 ÷ 1,763,421,722 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income and expenses allocated from Cash Management Portfolio: Interest	$1,595,583
Expenses*	(1,190,288)
Net investment income allocated from Cash Management Portfolio	405,295
Expenses: Administration fee	855,449
Services to shareholders	41,775
Service fees	473,979
Professional fees	17,124
Reports to shareholders	18,462
Registration fees	10,370
Trustees' fees and expenses	2,896
Other	15,493
Total expenses before expense reductions	1,435,548
Expense reductions	(1,115,808)
Total expenses after expense reductions	319,740
Net investment income	85,555
Net realized gain (loss) allocated from Cash Management Portfolio	(191)
Net increase (decrease) in net assets resulting from operations	$85,364

* Net of $243,337 Advisor reimbursement allocated from Cash Management Portfolio for the six months ended June 30, 2014.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$85,555	$210,288
Operations: Net investment income	$85,555	$210,288
Net realized gain (loss)	(191)	24,775
Net increase (decrease) in net assets resulting from operations	85,364	235,063
Distributions to shareholders from: Net investment income	(85,556)	(210,286)
Fund share transactions: Proceeds from shares sold	4,120,780,181	7,971,573,757
Reinvestment of distributions	76,183	188,004
Payments for shares redeemed	(3,894,158,868)	(8,911,304,631)
Net increase (decrease) in net assets from Fund share transactions	226,697,496	(939,542,870)
Increase (decrease) in net assets	226,697,304	(939,518,093)
Net assets at beginning of period	1,536,493,980	2,476,012,073
Net assets at end of period (including undistributed net investment income of $1 and $2, respectively)	$1,763,191,284	$1,536,493,980
Other Information
Shares outstanding at beginning of period	1,536,724,226	2,476,267,096
Shares sold	4,120,780,181	7,971,573,757
Shares issued to shareholders in reinvestment of distributions	76,183	188,004
Shares redeemed	(3,894,158,868)	(8,911,304,631)
Net increase (decrease) in Fund shares	226,697,496	(939,542,870)
Shares outstanding at end of period	1,763,421,722	1,536,724,226

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Institutional Shares
			Years Ended December 31,
	Six Months Ended 6/30/14 (Unaudited)		2013		2012		2011		2010		2009
Selected Per Share Data
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income from investment operations: Net investment income	.000	a	.000	a	.000	a	.000	a	.001		.004
Net realized gain (loss)	(.000	)a	.000	a	.000	a	.000	a	.000	a	.000	a
Total from investment operations	.000	a	.000	a	.000	a	.000	a	.001		.004
Less distributions from: Net investment income	(.000	)a	(.000	)a	(.000	)a	(.000	)a	(.001)		(.004)
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total Return (%)b	.00	**c	.01		.01		.01		.05		.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1,763		1,536		2,476		2,269		2,533		2,037
Ratio of expenses before expense reductions, including expenses allocated from Cash Management Portfolio (%)	.34	*	.33		.33		.33		.34		.38
Ratio of expenses after expense reductions, including expenses allocated from Cash Management Portfolio (%)	.18	*	.21		.27		.24		.28		.26
Ratio of net investment income (%)	.01	*	.01		.01		.01		.05		.34
a Amount is less than $.0005. b Total return would have been lower had certain expenses not been reduced. c Amount is less than .005%. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Management Fund (the "Fund") is a diversified series of DWS Money Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund currently offers one class of shares, Institutional Shares, to investors.

The Fund is a feeder fund that seeks to achieve its investment objective by investing substantially all of its investable assets in a master portfolio, the Cash Management Portfolio (the "Portfolio"), an open-end management investment company registered under the 1940 Act and organized as a New York trust advised by Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. At June 30, 2014, the Fund owned approximately 9% of the Portfolio.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements. The financial statements of the Portfolio, including the Investment Portfolio, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

Security Valuation. The Fund records its investment in the Portfolio at value, which reflects its proportionate interest in the net assets of the Portfolio. Valuation of the securities held by the Portfolio is discussed in the notes to the Portfolio's financial statements included elsewhere in this report.

Disclosure about the classification of fair value measurements is included in a table following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At December 31, 2013, the Fund had a net tax basis capital loss carryforward of approximately $157,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until December 31, 2016, the expiration date, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. The Fund may take into account capital gains and losses in its daily dividend declarations. The Fund may also make additional distributions for tax purposes if necessary.

Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid in capital. Temporary book and tax differences will reverse in a subsequent period. There were no significant book to tax differences for the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. The Fund receives an allocation of the Portfolio's net investment income and net realized gains and losses in proportion to its investment in the Portfolio. Expenses directly attributed to a fund are charged to that fund, while expenses which are attributable to the Trust are allocated among the funds in the Trust on the basis of relative net assets.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor serves as the investment manager to the Fund. The Advisor receives a management fee from the Portfolio pursuant to the master/feeder structure listed above in Note A.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2014 through April 30, 2015, DIMA has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund, including expenses of the Portfolio allocated to the Fund, to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.30% of the Fund's average daily net assets.

In addition, the Advisor has agreed to voluntarily waive additional expenses. The waiver may be changed or terminated at any time without notice. Under this arrangement, the Advisor waived certain expenses of the Fund.

For the six months ended June 30, 2014, the Administration Fee was $855,449, of which $605,895 was waived and $39,719 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DSC aggregated $35,934, all of which was waived.

Shareholder Servicing Fee. DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firm services. For the six months ended June 30, 2014, the Service Fee was as follows:
	Total Aggregated	Waived	Annualized Effective Rate
Cash Management Fund	$473,979	$473,979	.00%

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended June 30, 2014, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,808, of which $5,307 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Concentration of Ownership

From time to time, the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2014, there was one shareholder account that held approximately 53% of the outstanding shares of the Fund.

D. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Fund is required to comply with money market reform over the next two years. As a result, the Fund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Fund.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2014 to June 30, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2014 (Unaudited)
Actual Fund Return*	Institutional Shares
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,000.05
Expenses Paid per $1,000**	$.89
Hypothetical 5% Fund Return*	Institutional Shares
Beginning Account Value 1/1/14	$1,000.00
Ending Account Value 6/30/14	$1,023.90
Expenses Paid per $1,000**	$.90

* Expenses include amounts allocated proportionally from the master portfolio.

** Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratio	Institutional Shares
Cash Management Fund	.18%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund's financial statements.)

Investment Portfolio as of June 30, 2014 (Unaudited)
	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 12.0%
Bank of America NA, 0.17%, 7/31/2014	200,000,000	200,000,000
Bank of Montreal:
0.17%, 9/10/2014	79,000,000	79,000,000
0.2%, 12/5/2014	44,000,000	43,999,999
Bank of Nova Scotia, 1.85%, 1/12/2015	27,060,000	27,286,268
China Construction Bank Corp.:
0.37%, 7/14/2014	50,000,000	50,000,000
0.37%, 7/29/2014	50,000,000	50,000,000
DNB Bank ASA:
0.22%, 7/7/2014	60,000,000	60,000,000
0.225%, 7/16/2014	114,000,000	114,000,000
0.23%, 10/1/2014	100,000,000	100,000,000
0.23%, 10/9/2014	23,000,000	23,000,000
DZ Bank AG:
0.25%, 9/10/2014	120,500,000	120,500,000
0.25%, 10/3/2014	135,000,000	135,000,000
0.27%, 11/7/2014	112,750,000	112,750,000
Fortis Bank SA:
0.18%, 7/2/2014	82,600,000	82,600,011
0.22%, 7/1/2014	182,500,000	182,500,000
Industrial & Commercial Bank of China Ltd.:
0.35%, 7/11/2014	115,000,000	115,000,000
0.37%, 7/29/2014	75,750,000	75,750,000
Mitsubishi UFJ Trust & Banking Corp., 0.17%, 7/3/2014	53,000,000	53,000,000
National Australia Bank Ltd., 2.0%, 3/9/2015	20,000,000	20,233,221
Natixis, 0.223%, 7/14/2014	150,000,000	150,000,000
Nordea Bank Finland PLC, 0.21%, 7/7/2014	101,000,000	101,000,000
Province of Ontario Canada, 2.95%, 2/5/2015	3,030,000	3,078,457
Rabobank Nederland NV:
0.245%, 3/13/2015	140,000,000	140,000,000
0.27%, 10/3/2014	65,000,000	65,000,000
Sumitomo Mitsui Banking Corp., 0.17%, 8/11/2014	29,000,000	29,000,000
Svenska Handelsbanken AB, 0.22%, 9/30/2014	138,750,000	138,749,999
Wal-Mart Stores, Inc., 5.319%, 6/1/2015	34,000,000	35,599,715
Total Certificates of Deposit and Bank Notes (Cost $2,307,047,670)		2,307,047,670

Commercial Paper 41.6%
Issued at Discount** 29.1%
Albion Capital Corp. SA:
0.13%, 7/7/2014	24,260,000	24,259,474
0.16%, 7/15/2014	52,960,000	52,956,705
Alpine Securitzation, 144A, 0.02%, 7/1/2014	50,000,000	50,000,000
Antalis U.S. Funding Corp., 144A, 0.1%, 7/2/2014	29,792,000	29,791,917
Apple, Inc.:
0.07%, 7/7/2014	34,000,000	33,999,603
0.08%, 8/1/2014	20,000,000	19,998,622
0.15%, 11/10/2014	20,000,000	19,989,000
0.18%, 2/6/2015	20,000,000	19,978,000
0.18%, 2/10/2015	20,000,000	19,977,600
Bank Nederlandse Gemeenten, 0.245%, 6/2/2015	30,000,000	29,931,400
Bedford Row Funding Corp.:
144A, 0.26%, 7/25/2014	23,000,000	22,996,013
144A, 0.3%, 6/9/2015	50,000,000	49,857,083
144A, 0.31%, 10/27/2014	77,000,000	76,921,759
144A, 0.32%, 12/17/2014	35,500,000	35,446,671
144A, 0.32%, 4/1/2015	35,000,000	34,914,756
BNZ International Funding Ltd., 144A, 0.2%, 12/12/2014	100,000,000	99,908,889
Caisse Centrale Desjardins:
0.165%, 9/16/2014	38,500,000	38,486,413
0.17%, 10/1/2014	40,000,000	39,982,622
Caisse des Depots et Consignations, 144A, 0.15%, 9/4/2014	137,800,000	137,762,679
Catholic Health Initiatives, 0.2%, 12/10/2014	17,150,000	17,134,565
Chevron Corp., 144A, 0.12%, 9/16/2014	54,750,000	54,735,948
CNPC Finance HK Ltd.:
144A, 0.35%, 7/8/2014	95,000,000	94,993,535
144A, 0.38%, 8/21/2014	40,000,000	39,978,467
144A, 0.4%, 7/2/2014	45,060,000	45,059,499
Coca-Cola Co.:
0.19%, 11/3/2014	3,000,000	2,998,021
0.19%, 12/2/2014	50,000,000	49,959,361
Collateralized Commercial Paper Co., LLC, 0.21%, 9/25/2014	132,500,000	132,433,529
Collateralized Commercial Paper II Co., LLC, 144A, 0.22%, 11/13/2014	112,000,000	111,907,600
CPPIB Capital, Inc.:
0.3%, 2/11/2015	21,000,000	20,960,625
0.3%, 2/17/2015	10,000,000	9,980,750
0.3%, 2/27/2015	10,000,000	9,979,917
DBS Bank Ltd., 144A, 0.235%, 9/10/2014	160,000,000	159,925,844
Dexia Credit Local:
0.263%, 8/21/2014	65,000,000	64,976,058
0.27%, 8/25/2014	24,000,000	23,990,100
0.27%, 9/4/2014	24,750,000	24,737,934
0.325%, 8/18/2014	100,000,000	99,956,667
0.325%, 8/19/2014	50,000,000	49,977,882
DNB Bank ASA:
0.15%, 8/25/2014	122,940,000	122,911,826
0.225%, 7/30/2014	100,000,000	99,981,875
0.235%, 9/8/2014	157,000,000	156,929,285
0.24%, 10/6/2014	34,000,000	33,978,013
eBay, Inc., 144A, 0.09%, 8/19/2014	118,500,000	118,485,484
Erste Abwicklungsanstalt:
144A, 0.11%, 7/7/2014	23,000,000	22,999,578
144A, 0.15%, 9/8/2014	23,500,000	23,493,244
144A, 0.16%, 9/22/2014	100,000,000	99,963,111
Exxon Mobil Corp., 0.05%, 7/9/2014	4,498,000	4,497,950
General Electric Capital Corp., 0.2%, 9/3/2014	52,000,000	51,981,511
Gotham Funding Corp.:
144A, 0.14%, 7/16/2014	25,000,000	24,998,542
144A, 0.15%, 7/11/2014	47,649,000	47,647,015
144A, 0.16%, 7/25/2014	59,736,000	59,729,628
144A, 0.16%, 7/29/2014	125,054,000	125,038,438
Hannover Funding Co., LLC:
0.179%, 8/5/2014	20,000,000	19,996,500
0.18%, 7/17/2014	15,000,000	14,998,800
0.18%, 8/18/2014	88,000,000	87,978,880
Johnson & Johnson, 144A, 0.05%, 7/1/2014	33,109,000	33,109,000
Kells Funding LLC:
144A, 0.2%, 7/11/2014	50,000,000	49,997,222
144A, 0.22%, 9/19/2014	85,000,000	84,958,445
144A, 0.25%, 8/12/2014	51,700,000	51,684,921
Macquarie Bank Ltd., 144A, 0.2%, 9/18/2014	46,000,000	45,979,811
Manhattan Asset Funding Co., LLC, 144A, 0.16%, 7/7/2014	3,000,000	2,999,920
Matchpoint Master Trust:
0.1%, 7/2/2014	150,000,000	149,999,583
0.1%, 7/3/2014	50,000,000	49,999,722
0.12%, 7/1/2014	60,000,000	60,000,000
MetLife Short Term Funding LLC:
144A, 0.2%, 8/6/2014	24,000,000	23,995,200
144A, 0.22%, 9/15/2014	21,472,000	21,462,028
Microsoft Corp., 0.06%, 8/6/2014	18,906,000	18,904,299
Nestle Capital Corp., 0.15%, 9/8/2014	50,000,000	49,985,625
New York Life Capital Corp.:
144A, 0.07%, 7/31/2014	8,485,000	8,484,505
144A, 0.11%, 9/2/2014	3,590,000	3,589,309
Nordea Bank AB:
0.165%, 7/28/2014	28,465,000	28,461,478
0.22%, 10/14/2014	200,000,000	199,871,667
Old Line Funding LLC:
144A, 0.21%, 8/4/2014	50,000,000	49,990,083
144A, 0.22%, 9/10/2014	76,000,000	75,967,024
PepsiCo, Inc., 0.07%, 7/22/2014	14,000,000	13,999,428
Philip Morris International, Inc., 144A, 0.09%, 7/16/2014	2,271,000	2,270,915
Procter & Gamble Co.:
0.08%, 7/21/2014	5,000,000	4,999,778
0.12%, 9/3/2014	8,500,000	8,498,187
0.15%, 10/29/2014	64,000,000	63,968,000
Prudential Funding LLC, 0.06%, 7/1/2014	11,000,000	11,000,000
PSP Capital, Inc., 0.14%, 9/10/2014	15,192,000	15,187,805
Queensland Treasury Corp., 0.15%, 7/30/2014	4,000,000	3,999,517
Roche Holding, Inc., 144A, 0.09%, 7/23/2014	30,000,000	29,998,350
Siemens Capital Co., LLC, 144A, 0.13%, 9/19/2014	100,000,000	99,971,111
Sinopec Century Bright Capital Investment Ltd.:
0.35%, 8/27/2014	50,000,000	49,972,292
0.37%, 7/17/2014	38,000,000	37,993,751
Skandinaviska Enskilda Banken AB, 0.235%, 9/2/2014	45,600,000	45,581,247
Standard Chartered Bank:
0.16%, 7/14/2014	4,615,000	4,614,733
0.27%, 8/4/2014	60,000,000	59,984,700
0.28%, 11/3/2014	183,500,000	183,321,597
Starbird Funding Corp.:
144A, 0.1%, 7/2/2014	57,500,000	57,499,840
144A, 0.1%, 7/3/2014	50,219,000	50,218,721
144A, 0.12%, 7/1/2014	75,000,000	75,000,000
Svenska Handelsbanken AB, 0.18%, 10/14/2014	61,750,000	61,717,581
Swedbank AB:
0.245%, 9/8/2014	73,271,000	73,236,593
0.25%, 10/1/2014	200,000,000	199,872,222
United Overseas Bank Ltd.:
0.24%, 10/14/2014	28,000,000	27,980,400
0.26%, 1/5/2015	19,000,000	18,974,202
Victory Receivables Corp.:
144A, 0.15%, 7/16/2014	88,328,000	88,322,480
144A, 0.16%, 7/28/2014	75,000,000	74,991,000
Wal-Mart Stores, Inc.:
0.07%, 7/7/2014	3,000,000	2,999,965
0.1%, 7/28/2014	183,100,000	183,086,268
Walt Disney Co.:
0.1%, 7/11/2014	20,000,000	19,999,445
0.1%, 7/31/2014	35,300,000	35,297,058
Working Capital Management Co.:
144A, 0.15%, 7/7/2014	4,000,000	3,999,900
144A, 0.16%, 7/8/2014	33,550,000	33,548,956
		5,618,001,072
Issued at Par 12.5%
ANZ New Zealand International Ltd., 144A, 0.213%*, 1/12/2015	100,000,000	100,000,000
ASB Finance Ltd.:
144A, 0.244%*, 6/16/2015	100,000,000	100,000,000
144A, 0.264%*, 10/9/2014	1,000,000	1,000,107
Atlantic Asset Securitization LLC, 144A, 0.181%*, 8/7/2014	100,000,000	100,000,000
Australia & New Zealand Banking Group Ltd., 144A, 0.229%*, 4/30/2015	40,000,000	39,998,307
Bank of Montreal:
0.181%*, 8/14/2014	150,000,000	149,999,155
0.22%*, 9/5/2014	49,000,000	49,002,450
Bank of Nova Scotia, 0.28%*, 1/13/2015	102,000,000	102,000,000
Barton Capital LLC, 144A, 0.184%*, 11/18/2014	26,037,000	26,036,631
BNZ International Funding Ltd.:
144A, 0.242%*, 6/10/2015	20,000,000	20,000,000
144A, 0.243%*, 2/2/2015	50,000,000	50,000,000
Caisse Centrale Desjardins, 144A, 0.227%*, 1/26/2015	100,000,000	99,994,258
Canadian Imperial Bank of Commerce, 0.223%*, 5/8/2015	50,000,000	50,000,000
DBS Bank Ltd., 144A, 0.238%*, 2/20/2015	35,000,000	35,001,927
DNB Bank ASA, 0.192%*, 8/11/2014	36,000,000	36,000,048
Kells Funding LLC:
144A, 0.228%*, 10/22/2014	198,500,000	198,492,930
144A, 0.23%*, 10/10/2014	75,000,000	75,000,000
144A, 0.23%*, 1/27/2015	110,000,000	109,996,700
144A, 0.232%*, 11/17/2014	48,800,000	48,799,902
144A, 0.233%*, 2/13/2015	26,000,000	26,001,448
144A, 0.243%*, 2/5/2015	65,000,000	65,003,359
Kommunalbanken AS, 144A, 0.247%*, 1/26/2015	21,370,000	21,377,608
Nederlandse Waterschapsbank NV:
144A, 0.201%*, 8/13/2014	150,000,000	150,000,000
144A, 0.231%*, 11/3/2014	100,000,000	100,000,000
144A, 0.265%*, 8/15/2014	67,200,000	67,200,000
Old Line Funding LLC:
144A, 0.181%*, 2/2/2015	83,000,000	83,000,000
144A, 0.183%*, 10/10/2014	63,800,000	63,800,000
144A, 0.21%*, 12/5/2014	4,000,000	4,000,000
PepsiCo, Inc., 0.08%*, 7/22/2014	10,000,000	9,999,533
PNC Bank NA:
0.27%, 9/5/2014	35,000,000	35,000,000
0.28%, 10/8/2014	20,000,000	20,000,000
Rabobank Nederland NV, 0.259%*, 8/28/2014	64,000,000	64,009,834
Royal Bank of Canada:
0.232%*, 2/12/2015	100,000,000	100,000,000
0.27%*, 12/11/2014	83,000,000	83,000,000
Versailles Commercial Paper LLC:
144A, 0.191%*, 10/3/2014	70,000,000	70,000,000
144A, 0.211%*, 7/16/2014	33,000,000	33,000,000
Westpac Banking Corp., 0.228%*, 2/20/2015	14,500,000	14,500,644
		2,401,214,841
Total Commercial Paper (Cost $8,019,215,913)		8,019,215,913

Government & Agency Obligations 2.2%
Other Government Related (a) 0.3%
International Bank for Reconstruction & Development, 0.17%*, 7/23/2014	61,600,000	61,600,321
U.S. Government Sponsored Agencies 1.5%
Federal Farm Credit Bank, 0.131%*, 3/3/2016	35,000,000	35,000,000
Federal Home Loan Mortgage Corp.:
0.065%**, 10/16/2014	75,000,000	74,985,510
0.068%**, 8/8/2014	50,000,000	49,996,305
0.08%**, 11/26/2014	50,000,000	49,983,556
0.094%**, 10/2/2014	29,000,000	28,992,883
0.099%**, 9/5/2014	25,000,000	24,995,417
0.099%**, 10/28/2014	15,000,000	14,995,042
		278,948,713
U.S. Treasury Obligations 0.4%
U.S. Treasury Bill, 0.07%**, 8/21/2014	7,000,000	6,999,306
U.S. Treasury Notes:
0.25%, 9/15/2014	25,000,000	25,008,246
2.125%, 11/30/2014	15,000,000	15,122,654
2.375%, 10/31/2014	60,000	60,462
4.25%, 8/15/2014	35,000,000	35,181,114
		82,371,782
Total Government & Agency Obligations (Cost $422,920,816)		422,920,816

Short-Term Notes* 10.5%
Australia & New Zealand Banking Group Ltd., 144A, 0.327%, 5/18/2015	120,700,000	120,700,000
Bank of Nova Scotia:
0.28%, 9/3/2014	62,000,000	62,000,000
0.294%, 6/24/2015	85,000,000	85,000,000
Canadian Imperial Bank of Commerce, 0.34%, 7/17/2015	176,750,000	176,750,000
Commonwealth Bank of Australia:
144A, 0.241%, 7/10/2015	180,000,000	180,000,000
144A, 0.506%, 1/29/2015	29,450,000	29,496,704
JPMorgan Chase Bank NA, 0.347%, 6/22/2015	164,250,000	164,250,000
National Australia Bank Ltd., 144A, 1.177%, 7/25/2014	25,000,000	25,017,121
Rabobank Nederland NV:
0.277%, 12/1/2014	190,500,000	190,500,000
0.277%, 4/10/2015	59,500,000	59,500,000
0.296%, 6/1/2015	70,000,000	70,000,000
0.307%, 7/6/2015	136,500,000	136,500,000
Svenska Handelsbanken AB, 144A, 0.308%, 10/3/2014	168,000,000	168,000,000
Toyota Motor Credit Corp., 0.308%, 8/22/2014	54,800,000	54,814,102
Wells Fargo Bank NA:
0.25%, 11/24/2014	17,810,000	17,810,000
0.25%, 6/16/2015	125,000,000	125,000,000
0.27%, 12/10/2014	125,000,000	125,000,000
Westpac Banking Corp.:
0.231%, 5/11/2015	110,000,000	110,000,000
0.24%, 5/4/2015	125,000,000	125,000,000
Total Short-Term Notes (Cost $2,025,337,927)		2,025,337,927

Time Deposits 11.0%
Citibank NA, 0.08%, 7/2/2014	72,000,000	72,000,000
Credit Agricole Corporate & Investment Bank, 0.07%, 7/1/2014	278,483,794	278,483,794
Fortis Bank SA, 0.03%, 7/1/2014	73,000,000	73,000,000
National Australia Bank Ltd., 0.06%, 7/1/2014	31,146,000	31,146,000
Natixis, 0.09%, 7/3/2014	225,000,000	225,000,000
Skandinaviska Enskilda Banken AB, 0.02%, 7/1/2014	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp., 0.08%, 7/1/2014	837,000,000	837,000,000
Svenska Handelsbanken AB, 0.02%, 7/1/2014	400,000,000	400,000,000
Total Time Deposits (Cost $2,116,629,794)		2,116,629,794

Municipal Investments 2.4%
Chicago, IL, TECP, 0.18%**, 7/29/2014	31,475,000	31,470,594
Colorado, RBC Municipal Products, Inc. Trust, Series E-25, 144A, AMT, 0.08%***, 8/29/2014, LOC: Royal Bank of Canada	22,000,000	22,000,000
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, Series A, 0.06%***, 5/1/2049, LOC: Northern Trust Co.	305,000	305,000
Johnson City, TN, Health & Educational Facilities Board, Hospital Revenue, Mountain States Health Alliance, Series B, 0.12%***, 8/15/2043, LOC: U.S. Bank NA	11,075,000	11,075,000
Kentucky, State Housing Corp. Revenue, Series O, 0.12%***, 1/1/2036, SPA: State Street Bank & Trust Co.	15,520,000	15,520,000
Metropolitan Washington, DC, Airports Authority System Revenue, Series D-1, 0.07%***, 10/1/2039, LOC: TD Bank NA	18,020,000	18,020,000
Michigan, Finance Authority, School Loan:
Series B, 0.11%***, 9/1/2050, LOC: PNC Bank NA	25,000,000	25,000,000
Series C, 0.12%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Michigan, RBC Municipal Products, Inc. Trust:
Series L-27, 144A, AMT, 0.1%***, 3/1/2031, LOC: Royal Bank of Canada	24,245,000	24,245,000
Series L-25, 144A, AMT, 0.1%***, 9/1/2033, LOC: Royal Bank of Canada	56,745,000	56,745,000
Michigan, State Finance Authority Revenue, School Loan Revolving Fund, Series A, 144A, 0.1%***, 9/1/2053, LOC: JPMorgan Chase Bank NA	25,000,000	25,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.11%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
Mississippi, State Business Finance Commission, Gulf Opportunity Zone, Chevron U.S.A., Inc.:
Series J, 0.03%***, 11/1/2035, GTY: Chevron Corp.	3,450,000	3,450,000
Series A, 0.05%***, 12/1/2030, GTY: Chevron Corp.	14,950,000	14,950,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.11%***, 12/1/2032, LOC: Royal Bank of Canada	16,199,000	16,199,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series C, 0.11%***, 11/1/2039, LOC: Bank of America NA	9,840,000	9,840,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.11%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.13%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, AMT, 0.15%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Ohio, State Housing Finance Agency, Residential Mortgage Revenue, Mortgage-Backed Securities Program, Series N, AMT, 0.09%***, 9/1/2036, SPA: State Street Bank & Trust Co.	100,000	100,000
Ohio, University Hospitals Health System, Inc., Hospital Revenue, Series C, 0.11%***, 1/15/2050, LOC: Barclays Bank PLC	25,000,000	25,000,000
Utah, State Housing Corp., Single Family Mortgage Revenue:
"I", Series E-2, 144A, AMT, 0.09%***, 1/1/2034, SPA: JPMorgan Chase Bank NA	4,065,000	4,065,000
"I", Series G-2, 144A, AMT, 0.09%***, 1/1/2034, SPA: JPMorgan Chase Bank NA	8,040,000	8,040,000
"1", Series C, 144A, AMT, 0.09%***, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,390,000	5,390,000
"I", Series B-2, 144A, AMT, 0.09%***, 7/1/2034, SPA: JPMorgan Chase Bank NA	5,425,000	5,425,000
"I", Series F, 144A, AMT, 0.09%***, 7/1/2034, SPA: JPMorgan Chase Bank NA	4,380,000	4,380,000
Vermont, Economic Development Authority, Series A, TECP, 0.2%, 8/7/2014, LOC: JPMorgan Chase Bank NA	33,750,000	33,750,000
Total Municipal Investments (Cost $452,219,594)		452,219,594

Repurchase Agreements 7.8%
BNP Paribas, 0.08%, dated 6/30/2014, to be repurchased at $55,003,122 on 7/1/2014 (c)	55,003,000	55,003,000
BNP Paribas, 0.23%, dated 1/9/2014, to be repurchased at $200,264,500 on 8/4/2014 (b) (d)	200,000,000	200,000,000
Citigroup Global Markets, Inc., 0.06%, dated 6/30/2014, to be repurchased at $61,000,102 on 7/1/2014 (e)	61,000,000	61,000,000
JPMorgan Securities, Inc., 0.36%, dated 3/18/2014, to be repurchased at $358,533,420 on 8/14/2014 (b) (f)	358,000,000	358,000,000
JPMorgan Securities, Inc., 0.39%, dated 2/13/2014, to be repurchased at $152,872,667 on 9/29/2014 (b) (g)	152,500,000	152,500,000
Merrill Lynch & Co., Inc., 0.06%, dated 6/30/2014, to be repurchased at $71,000,118 on 7/1/2014 (h)	71,000,000	71,000,000
The Goldman Sachs & Co., 0.1%, dated 6/30/2014, to be repurchased at $60,000,167 on 7/1/2014 (i)	60,000,000	60,000,000
The Toronto-Dominion Bank, 0.11%, dated 6/30/2014, to be repurchased at $115,000,351 on 7/1/2014 (j)	115,000,000	115,000,000
Wells Fargo Securities LLC, 0.27%, dated 6/26/2014, to be repurchased at $200,010,500 on 7/3/2014 (k)	200,000,000	200,000,000
Wells Fargo Securities LLC, 0.38%, dated 5/8/2014, to be repurchased at $238,726,575 on 8/6/2014 (l)	238,500,000	238,500,000
Total Repurchase Agreements (Cost $1,511,003,000)		1,511,003,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $16,854,374,714)†	87.5	16,854,374,714
Other Assets and Liabilities, Net	12.5	2,417,375,609
Net Assets	100.0	19,271,750,323

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2014.

** Annualized yield at time of purchase; not a coupon rate.

*** Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2014.

† The cost for federal income tax purposes was $16,854,374,714.

(a) Government-backed debt issued by financial companies or government sponsored enterprises.

(b) Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of June 30, 2014. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.

(c) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
22,859,866	Federal National Mortgage Association	3.5–6.5	12/1/2028–5/1/2044	24,370,459
5,095,911	Federal Home Loan Mortgage Corp.	3.5–4.5	4/1/2019–5/1/2044	5,420,385
24,320,379	Government National Mortgage Association	4.0–5.0	9/15/2024–5/20/2044	26,601,448
Total Collateral Value				56,392,292

(d) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,791,392	Anheuser-Busch InBev Finance, Inc.	3.7	2/1/2024	3,882,954
3,675,000	Caterpillar, Inc.	0.95	6/26/2015	3,699,643
5,000,000	College Loan Corp Trust I	Zero Coupon	3/1/2042	5,000,000
4,100,000	Credit Agricole SA	3.875	4/15/2024	4,187,260
4,950,000	Credit Suisse	2.3	5/28/2019	4,960,219
76,990,834	FHLMC Multifamily Structured Pass Through Certificates	1.203–3.389	3/15/2024	27,684,313
10,000,000	GoldenTree Loan Opportunities VII Ltd.	1.379	4/25/2025	9,940,994
4,300,000	Honeywell International, Inc.	5.4	3/15/2016	4,727,161
3,510,000	ING Bank NV	3.75	3/7/2017	3,773,744
3,000,000	International Business Machines Corp.	0.75	5/11/2015	3,016,503
3,796,805	Macquarie Bank Ltd.	3.45	7/27/2015	3,948,098
400,000	Mercedes Benz Auto Lease Trust	0.9	12/16/2019	401,040
30,000,000	Mountain Hawk II CLO Ltd.	1.388	7/22/2024	29,472,600
25,710,717	OZLM VII Ltd.	1.675	7/17/2026	26,431,186
80,923,153	SLM Student Loan Trust	0.369	10/27/2031	78,874,285
Total Collateral Value				210,000,000

(e) Collateralized by $58,691,300 U.S. Treasury Notes, with the various coupon rates from 0.125–2.75%, with various maturity dates of 2/28/2018–1/15/2022 with a value of $62,220,002.

(f) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
690,791	Access Group, Inc.	0.629–0.828	7/25/2034–2/22/2044	643,178
45,000	ADT Corp	2.25–4.125	7/15/2017–6/15/2023	43,193
21,714,000	Alcoa, Inc.	5.55–6.75	2/1/2017–1/15/2028	25,029,240
11,313,000	Asset Backed Securities Corp Home Equity Loan Trust	0.782	5/25/2035	10,579,128
1,193,000	Aviation Capital Group Corp.	3.875–7.125	9/27/2016–4/6/2021	1,275,076
1,795,000	Barclays Bank PLC	7.75	4/10/2023	2,046,932
85,000	Brinker International, Inc.	2.6	5/15/2018	85,246
14,372	Chase Funding Trust	0.732	11/25/2034	13,432
79,000	Choice Hotels International, Inc.	5.75	7/1/2022	84,825
1,832,550	Citigroup Mortgage Loan Trust, Inc.	0.797	8/25/2035	1,805,109
1,000	Clearwire Communications LLC	14.75	12/1/2016	1,368
71,275,000	College Loan Corp Trust I	Zero Coupon– 5.448	3/1/2042–1/25/2047	44,979,194
269,355,694	Commercial Mortgage Trust	0.146	12/10/2049	2,511,978
2,430,000	Continental Airlines Pass Through Trust	5.5	10/29/2020	2,436,718
1,463,261	Countrywide Home Equity Loan Trust	0.305	11/15/2036	1,239,517
4,055,000	Credit Agricole SA	6.637–8.375	8/14/2014	4,518,413
3,675,000	Delta Air Lines Pass Through Trust	6.75	11/23/2015	3,962,339
170,000	Dresdner Bank AG	7.25	9/15/2015	184,035
68,000	Embarq Corp.	7.082	6/1/2016	76,235
269,000	Expedia, Inc.	5.95–7.456	8/15/2018–8/15/2020	322,375
3,000	First Horizon National Corp.	5.375	12/15/2015	3,178
24,267,000	FirstEnergy Corp.	2.75–4.25	3/15/2018–3/15/2023	24,469,670
3,299,000	FirstEnergy Transmission LLC	4.35–5.45	1/15/2025–7/15/2044	3,345,956
126,000	Flextronics International Ltd.	4.625–5.0	2/15/2020–2/15/2023	132,353
4,412,000	GLP Capital LP	4.375–5.375	11/1/2018–11/1/2023	4,580,358
2,886,936	Goal Capital Funding Trust	0.633	6/25/2042	3,247,658
7,797,662	Home Equity Mortgage Loan Asset-Backed Trust	0.312	7/25/2037	6,940,881
583,000	Hospira, Inc.	5.2–6.05	3/30/2017–9/15/2040	629,584
3,776,914	HSI Asset Securitization Corp Trust	0.342	1/25/2036	3,684,038
270,000	Icahn Enterprises LP	4.875–6.0	3/15/2019–8/1/2020	296,643
599,000	ING Capital Funding Trust III	3.834	12/29/2049	599,000
22,916,000	International Lease Finance Corp.	6.5–7.125	9/1/2014–9/1/2018	26,473,540
21,805,000	Intesa Sanpaolo SpA	5.017	6/26/2024	22,085,359
5,000	IPALCO Enterprises, Inc.	7.25	4/1/2016	5,526
3,013,000	Jabil Circuit, Inc.	4.7–8.25	7/15/2016–9/15/2022	3,327,388
9,787,000	JetBlue Airways Pass Through Trust	0.674	11/15/2016	9,526,101
462,518,006	JP Morgan Chase Commercial Mortgage Securities Trust	0.184	12/12/2044	653,094
320,000	Liberty Mutual Group, Inc.	10.75	6/15/2058	491,762
9,350,000	Masco Corp.	4.8–7.125	6/15/2015–8/15/2032	10,420,884
9,317,852	Mastr Asset Backed Securities Trust	0.452	5/25/2037	8,206,826
375,000	Midcontinent Express Pipeline LLC	5.45	9/15/2014	383,169
4,318,318	Morgan Stanley Capital I Trust	1.376	6/15/2044	181,162
10,950,000	Nelnet Education Loan Funding, Inc.	1.2	2/25/2039	10,557,344
1,014,000	Newfield Exploration Co.	5.75	1/30/2022	1,138,849
735,710	N-Star REL CDO IV Ltd.	0.501	7/27/2040	719,393
661,000	Omega Healthcare Investors, Inc.	4.95–6.75	10/15/2022–4/1/2024	691,868
71,000	ONEOK, Inc.	6.0	6/15/2035	72,153
567,000	Owens Corning	4.2–9.0	12/1/2016–12/15/2022	596,096
60,000	PVH Corp.	7.75	11/15/2023	74,666
1,955,000	QVC, Inc.	5.125–7.375	10/15/2020–7/2/2022	2,119,132
100,000	Regions Bank	7.5	5/15/2018	119,899
150,000	Regions Financial Corp.	5.75–7.75	11/10/2014–6/15/2015	158,194
24,686,000	Royal Bank of Scotland Group PLC	6.0–6.1	6/10/2023–12/19/2023	26,814,318
280,000	Seminole Tribe of Florida, Inc.	7.804	10/1/2020	320,584
19,895,000	Signet UK Finance PLC	4.7	6/15/2024	20,344,483
90,000	SL Green Realty Corp.	5.0	8/15/2018	99,738
24,177,947	SLM Private Credit Student Loan Trust	0.501–0.631	6/15/2039–12/15/2039	21,684,437
2,000,000	SLM Private Education Loan Trust	3.0	5/16/2044	1,941,022
300,000	Societe Generale SA	5.922	8/14/2014	325,195
873,000	Telecom Italia Capital SA	4.95–5.25	9/30/2014–10/1/2015	920,536
5,136,000	Telecom Italia SpA	5.303	5/30/2024	5,165,117
3,000	Toll Brothers Finance Corp.	6.75	11/1/2019	3,483
4,573,000	TRW Automotive, Inc.	4.45–4.5	3/1/2021–12/1/2023	4,890,130
50,000	United States Cellular Corp.	6.7	12/15/2033	50,655
13,840,467	US Education Loan Trust IV LLC	0.08	9/1/2047	17,627,642
3,601,000	VeriSign, Inc.	4.625	5/1/2023	3,577,768
8,365,000	Williams Companies, Inc.	7.5	1/15/2031	10,156,741
7,744,000	Wynn Las Vegas LLC	5.375–7.875	5/1/2020–3/15/2022	8,323,522
Total Collateral Value				370,014,626

(g) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,578,303	BBVA US Senior SAU	4.664	10/9/2015	4,836,173
500,000	Best Buy Co., Inc.	3.75–5.5	3/15/2016–3/15/2021	520,783
3,200,000	BNP Paribas	5.186	9/29/2014	3,260,461
15,000	Boardwalk Pipelines LP	5.5	2/1/2017	16,677
7,765,000	Capital One Bank U.S.A. NA	2.25	2/13/2019	7,877,457
40,000	ComEd Financing III	6.35	3/15/2033	40,841
9,005,000	Delta Air Lines Pass Through Trust	6.375–9.75	1/2/2016–12/17/2016	8,508,665
3,000	Discover Bank	8.7	11/18/2019	3,843
34,000	Discover Financial Services	3.85	11/21/2022	34,944
18,513,000	El Paso Pipeline Partners Operating Co., LLC	4.1–6.5	11/15/2015–11/1/2042	21,254,214
450,000	EPR Properties	5.75	8/15/2022	498,618
474,000	Interpublic Group of Companies, Inc.	4.2	4/15/2024	492,898
30,743,500	JPMorgan Chase & Co.	Zero Coupon–7.9	7/2/2014–7/20/2014	32,132,348
79,000	Leucadia National Corp.	8.125	9/15/2015	86,915
3,907,616	Manufacturers & Traders Trust Co.	6.625	12/4/2017	4,564,152
68,000	Martin Marietta Materials, Inc.	6.25	5/1/2037	73,390
7,910,000	MBIA, Inc.	6.625–7.0	12/15/2025–10/1/2028	8,524,508
5,825,000	Midcontinent Express Pipeline LLC	5.45–6.7	9/15/2014–9/15/2019	6,546,807
12,795,000	Monsanto Co.	0.423	11/7/2016	12,806,316
1,825,000	MUFG Capital Finance 1 Ltd.	6.346	9/29/2014	2,029,989
2,791,134	NextEra Energy Capital Holdings, Inc.	1.2	6/1/2015	2,817,203
2,441,713	Ohio Edison Co.	8.25	10/15/2038	3,798,040
3,620,000	People's United Financial, Inc.	3.65	12/6/2022	3,633,370
1,210,000	Signet UK Finance PLC	4.7	6/15/2024	1,237,337
2,000,000	State Street Capital Trust I	0.784	5/15/2028	1,720,025
415,000	State Street Capital Trust IV	1.231	6/15/2037	352,937
11,000	State Street Corp.	4.956	3/15/2018	12,275
3,878,042	TransCanada PipeLines Ltd.	0.875	3/2/2015	3,903,087
25,000	Tyson Foods, Inc.	7.0	5/1/2018	29,288
65,000	UBS Preferred Funding Trust V	6.243	5/29/2049	69,813
100,000	UniCredit Luxembourg Finance SA	6.0	10/31/2017	111,381
24,404,000	Verizon Communications, Inc.	1.002–4.15	6/17/2019–3/15/2024	25,283,556
Total Collateral Value				157,078,311

(h) Collateralized by $70,850,000 U.S. Treasury Notes, with the various coupon rates from 0.125–1.0%, with various maturity dates of 8/31/2016–4/15/2019 with a value of $72,420,083.

(i) Collateralized by $55,877,808 Government National Mortgage Association, with the various coupon rates from 4.0–6.0%, with various maturity dates of 7/20/2038–1/15/2044 with a value of $61,200,000.

(j) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
78,000	Actavis, Inc.	3.25	10/1/2022	77,170
1,000,000	Aon PLC	4.6	6/14/2044	995,357
2,000,000	Apollo Management Holdings LP	4.0	5/30/2024	2,012,767
15,308,375	Apple, Inc.	1.05–4.45	5/5/2017–5/6/2044	15,431,109
1,037,000	Australia & New Zealand Banking Group Ltd.	0.842–2.4	10/6/2015–11/23/2016	1,046,634
5,000,000	Bank of Montreal	1.95	1/30/2017	5,168,025
12,513,051	Bank of Nova Scotia	1.65–1.75	10/29/2015–3/22/2017	12,787,682
1,000,000	Capital One Financial Corp.	3.75	4/24/2024	1,020,535
955,000	CareFusion Corp.	3.875	5/15/2024	963,633
734,903	Caterpillar, Inc.	4.3	5/15/2044	740,680
472,402	Cisco Systems, Inc.	5.5	2/22/2016	519,735
4,130,707	Citigroup, Inc.	2.55–3.75	4/8/2019–6/16/2024	4,156,969
1,165,000	Comcast Corp.	4.75	3/1/2044	1,242,287
600,000	Commonwealth Bank of Australia	2.0–2.25	3/16/2017–6/18/2019	618,558
707,049	Danaher Corp.	5.4	3/1/2019	823,832
622,871	DIRECTV Holdings LLC	4.6	2/15/2021	690,203
400,000	eBay, Inc.	2.6	7/15/2022	387,539
1,000,000	Express Scripts Holding Co.	2.25	6/15/2019	997,863
179,000	General Electric Capital Corp.	2.95	5/9/2016	187,350
5,016	Georgia Power Co.	5.7	6/1/2017	5,673
200,000	Hartford Financial Services Group, Inc.	6.1	10/1/2041	250,780
375,000	Honeywell International, Inc.	4.25	3/1/2021	420,378
1,250,000	Hospitality Properties Trust	4.65	3/15/2024	1,301,185
6,144,017	HSBC Bank PLC	3.1	5/24/2013	6,438,807
1,000,000	Icahn Enterprises LP	4.875	3/15/2019	1,034,526
287	International Business Machines Corp.	3.625	2/12/2024	298
950,000	Johnson Controls, Inc.	3.625–4.625	7/2/2024–7/2/2044	952,120
4,101,070	Legg Mason, Inc.	2.7–5.625	7/15/2019–1/15/2044	4,178,314
2,638,316	Manulife Financial Corp.	4.9	9/17/2020	2,947,868
5,174,664	MasterCard, Inc.	3.375	4/1/2024	5,235,829
468,000	Merck Sharp & Dohme Corp.	4.75	3/1/2015	489,229
49,186	National Australia Bank Ltd.	2.0	6/20/2017	50,332
1,635,000	National Bank of Canada	2.2	10/19/2016	1,692,321
2,442,879	Pfizer, Inc.	5.35	3/15/2015	2,564,911
725,787	Province of Nova Scotia Canada	8.75	4/1/2022	1,014,964
3,000,000	Prudential Financial, Inc.	3.5–4.6	5/15/2024–5/15/2044	3,014,750
15,123,410	Royal Bank of Canada	1.125–3.125	4/14/2015–10/1/2018	15,466,830
12,000	Statoil ASA	2.9	10/15/2014	12,163
163,000	Swedbank Hypotek AB	1.375	3/28/2018	162,794
1,221,000	Target Corp.	2.3–3.5	6/26/2019–7/1/2024	1,234,236
2,599,662	The Toronto-Dominion Bank	1.5–1.625	9/14/2016–3/13/2017	2,648,952
500,000	Time Warner, Inc.	3.55	6/1/2024	497,553
1,000,000	TJX Companies, Inc.	2.75	6/15/2021	1,003,820
3,303,424	Total Capital SA	3.0	6/24/2015	3,389,346
5,090,445	Verizon Communications, Inc.	1.35–6.55	6/9/2017–9/15/2043	6,041,010
2,870,032	Wells Fargo & Co.	2.15–7.98	1/15/2019	3,265,687
2,158,713	Westpac Banking Corp.	1.375–2.0	7/17/2015–5/21/2019	2,163,816
1,850,000	Xerox Corp.	2.8–3.8	5/15/2020–5/15/2024	1,850,692
Total Collateral Value				119,197,112

(k) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
160,000	Ally Auto Receivables Trust	1.21	7/15/2016	161,080
1,500,000	American Express Credit Account Master Trust	1.412	9/15/2020	1,553,929
230,000	Atlantic City Electric Transition Funding LLC	5.55	10/20/2023	264,300
7,000,000	Cabela's Master Credit Card Trust	0.702	10/15/2019	7,050,293
1,000,000	CarMax Auto Owner Trust	0.8	7/16/2018	999,738
2,050,000	Entergy Texas Restoration Funding LLC	4.38	11/1/2023	2,285,531
208,015,264	FHLMC Multifamily Structured Pass Through Certificates	0.502–3.882	11/25/2017–6/25/2041	42,358,626
18,585,000	Freddie Mac Structured Agency Credit Risk Debt Notes	4.402–4.652	11/25/2023–2/25/2024	20,769,698
44,031,000	FREMF Mortgage Trust	4.41–5.405	9/25/2043–1/25/2045	48,299,367
1,490,397	GE Equipment Small Ticket LLC	1.02	2/24/2017	1,500,334
899,516	General Electric Capital Corp.	1.0	9/23/2015	906,464
36,520,000	Hertz Vehicle Financing LLC	2.2	3/25/2016	36,818,790
1,255,593	Honda Auto Receivables Owner Trust	0.37	10/16/2015	1,255,901
13,050,000	Hyundai Auto Receivables Trust	2.1	6/15/2017	13,377,855
9,711,867	Illinois Tool Works, Inc.	3.9	9/1/2042	9,243,965
769,909	Intel Corp.	1.35	12/15/2017	770,211
5,000,000	International Bank for Reconstruction & Development	0.375	8/24/2015	5,009,975
4,011,000	LSTAR Commercial Mortgage Trust	2.767	1/20/2041	4,058,176
4,250,000	MMAF Equipment Finance LLC	2.1	7/15/2017	4,321,536
1,898,707	Nissan Auto Receivables Owner Trust	0.5	5/15/2017	1,900,508
2,000,000	Nissan Master Owner Trust Receivables	0.452	2/15/2018	2,001,295
Total Collateral Value				204,907,572

(l) Collateralized by:
Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
900,000	Ally Auto Receivables Trust	0.52	10/20/2016	900,270
7,059	AmeriCredit Automobile Receivables Trust	0.68–1.17	5/9/2016–10/11/216	7,068
500,000	Australia & New Zealand Banking Group Ltd.	0.477	1/29/2015	501,175
250,000	Bank of China Ltd.	0.38	8/6/2014	249,965
1,500,000	Barclays Dryrock Issuance Trust	0.64	8/15/2018	1,500,448
35,000,000	BMW Floorplan Master Owner Trust	0.552	9/15/2017	35,115,140
1,740,000	BMW Vehicle Owner Trust	0.67	11/27/2017	1,741,985
2,459,653	Capital Auto Receivables Asset Trust	0.62	7/20/2016	2,461,075
770,000	Capital One Multi-Asset Execution Trust	0.232–0.426	11/15/2019–12/16/2019	768,097
8,605,572	CarMax Auto Owner Trust	0.52–1.07	6/15/2016–1/16/2018	8,615,874
825,000	Chase Issuance Trust	0.202–0.252	2/15/2017–4/15/2019	822,110
1	CIT Equipment Collateral	1.1	8/22/2016	1
6,563,000	Citibank Credit Card Issuance Trust	0.254–4.85	3/10/2017–12/17/2018	6,708,791
5,102,566	CNH Equipment Trust	0.45–1.16	4/15/2016–6/15/2020	5,108,334
4,334,439	Credit Suisse AG	0.38	8/6/2014	4,337,950
8,300,000	Discover Card Execution Note Trust	0.582	7/15/2021	8,328,317
21,665,000	FHLMC Multifamily Structured Pass Through Certificates	2.307–2.573	5/25/2022–9/25/2022	21,339,620
200,000	Fifth Third Auto Trust	0.89	11/15/2018	200,023
29,503	First Investors Auto Owner Trust	1.96	11/15/2017	29,584
2,060,000	Ford Credit Auto Lease Trust	1.61	10/15/2016	2,064,464
14,030,000	Ford Credit Auto Owner Trust	0.57	10/15/2017	14,049,396
15,600,000	Ford Credit Floorplan Master Owner Trust A	0.3–0.85	1/15/2018–6/15/2020	15,654,187
5,000,000	GE Capital Credit Card Master Note Trust	1.36	8/17/2020	4,978,153
1,635,000	GE Dealer Floorplan Master Note Trust	0.753	7/20/2016	1,635,647
505,971	GE Equipment Midticket LLC	0.78–0.64	3/22/2016–9/22/2020	506,240
2,779,603	GE Equipment Small Ticket LLC	1.02	2/24/2017	2,798,135
1,550,000	Golden Credit Card Trust	0.402–0.602	7/17/2017–2/15/2018	1,553,554
1,705,902	Honda Auto Receivables Owner Trust	0.35–0.77	6/22/2015–2/16/2017	1,707,813
500,000	Hyundai Auto Lease Securitization Trust	0.52	7/15/2016	500,414
2,900,000	Hyundai Auto Receivables Trust	0.79–2.1	6/15/2017–7/16/2018	2,970,918
1,450,000	ING U.S. Funding LLC	0.38	8/6/2014	1,449,694
1,332,118	Intel Corp.	1.35	12/15/2017	1,332,641
67,595	John Deere Owner Trust	0.55	1/15/2016	67,649
4,750,000	Kookmin Bank	0.38	8/6/2014	4,748,161
3,000,000	Lloyds Bank PLC NY Branch	0.38	8/6/2014	3,003,054
11,755,539	LSTAR Commercial Mortgage Trust	1.519–2.767	1/20/2041	11,874,823
3,348,923	M&T Bank Auto Receivables Trust	0.66	2/16/2016	3,352,217
500,000	Mercedes Benz Auto Lease Trust	0.62	7/15/2016	500,805
1,270,000	Mercedes-Benz Master Owner Trust	0.422	11/15/2016	1,270,430
120,000	Navistar Financial Dealer Note Master Trust	0.822	1/25/2018	120,028
2,000,000	Nissan Auto Lease Trust	0.74	9/17/2018	2,004,493
27,645,983	Nissan Auto Receivables Owner Trust	0.5	5/15/2017	27,672,201
5,100,000	Nissan Master Owner Trust Receivables	0.452	2/15/2018	5,103,302
5,190,000	PHEAA Student Loan Trust I	1.653	4/25/2044	5,099,294
5,000,000	Porsche Innovative Lease Owner Trust	0.88	10/22/2019	5,011,068
2,517,000	River Fuel Company No. 2	0.38	8/6/2014	2,516,613
3,931,941	Santander Drive Auto Receivables Trust	0.472–1.02	9/15/2016–1/16/2018	3,939,514
5,700,000	SLM Student Loan Trust	0.432	9/25/2019	5,701,550
25,224	Toyota Auto Receivables Owner Trust	0.48	2/15/2016	25,239
1,700,000	Volkswagen Auto Lease Trust	0.84	7/20/2016	1,706,356
1,900,000	Volkswagen Credit Auto Master Owner Trust	0.833	9/20/2016	1,902,278
1,890,000	Volvo Financial Equipment LLC	0.74	3/15/2017	1,894,002
4,142,504	Wells Fargo Bank NA	6.6	1/15/2038	5,703,440
2,124,000	World Omni Auto Receivables Trust	0.61	6/15/2017	2,127,418
Total Collateral Value				245,281,018

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

GTY: Guaranty Agreement

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Portfolio's investments. For information on the Portfolio's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Investments in Securities (m)	$—	$15,343,371,714	$—	$15,343,371,714
Repurchase Agreements	—	1,511,003,000	—	1,511,003,000
Total	$—	$16,854,374,714	$—	$16,854,374,714

There have been no transfers between fair value measurement levels during the period ended June 30, 2014.

(m) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of June 30, 2014 (Unaudited)
Assets
Investments in non-affiliated securities, valued at amortized cost	$16,854,374,714
Cash	2,413,957,491
Receivable for investments sold	1,665,000
Interest receivable	4,061,882
Other assets	150,351
Total assets	19,274,209,438
Liabilities
Accrued management fee	1,588,584
Accrued Trustees' fees	196,831
Other accrued expenses and payables	673,700
Total liabilities	2,459,115
Net assets, at value	$19,271,750,323

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended June 30, 2014 (Unaudited)
Investment Income
Income: Interest	$18,309,992
Expenses: Management fee	12,541,716
Administration fee	2,954,118
Custodian fee	128,809
Professional fees	126,965
Reports to shareholders	9,412
Trustees' fees and expenses	462,862
Other	268,405
Total expenses before expense reductions	16,492,287
Expense reductions	(2,801,035)
Total expenses after expense reductions	13,691,252
Net investment income	4,618,740
Net realized gain (loss) from investments	(560)
Net increase (decrease) in net assets resulting from operations	$4,618,180

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2014 (Unaudited)	Year Ended December 31, 2013
Operations: Net investment income	$4,618,740	$18,689,800
Operations: Net investment income	$4,618,740	$18,689,800
Net realized gain (loss)	(560)	269,542
Net increase (decrease) in net assets resulting from operations	4,618,180	18,959,342
Capital transactions in shares of beneficial interest: Proceeds from capital invested	99,340,972,068	203,102,122,625
Value of capital withdrawn	(100,288,082,077)	(207,716,596,936)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(947,110,009)	(4,614,474,311)
Increase (decrease) in net assets	(942,491,829)	(4,595,514,969)
Net assets at beginning of period	20,214,242,152	24,809,757,121
Net assets at end of period	$19,271,750,323	$20,214,242,152

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended December 31,
	Six Months Ended 6/30/14 (Unaudited)		2013	2012	2011	2010	2009
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	19,272		20,214	24,810	20,784	34,432	42,466
Ratio of expenses before expense reductions (%)	.17	*	.16	.17	.16	.17	.16
Ratio of expenses after expense reductions (%)	.14	*	.14	.14	.15	.16	.14
Ratio of net investment income (%)	.05	*	.08	.14	.10	.16	.43
Total Return (%)a,b	.02	**	.08	.14	.11	.17	.48
a Total return would have been lower had certain expenses not been reduced.
b Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a "feeder fund"), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the "master fund") with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio's net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2014, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and Deutsche Money Market Series (formerly DWS Money Market Series) owned approximately 9%, 5%, 5% and 79%, respectively, of the Portfolio.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation. Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements. The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claims on the collateral may be subject to legal proceedings.

As of June 30, 2014, the Portfolio held repurchase agreements with a gross value of $1,511,003,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio's Investment Portfolio.

Federal Income Taxes. The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio's assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2013 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio's financial statements. The Portfolio's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

Other. Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $3.0 billion of the Portfolio's average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2014 through June 30, 2014, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio's average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2014, the Advisor waived a portion of its management fee aggregating $2,801,035, and the amount charged aggregated $9,740,681, which was equivalent to an annualized effective rate of 0.10%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee ("Administration Fee") of 0.03% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2014, the Administration Fee was $2,954,118, of which $469,283 is unpaid.

Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2014, the amount charged to the Portfolio by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $905, all of which is unpaid.

Trustees' Fees and Expenses. The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2014.

D. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Portfolio is required to comply with money market reform over the next two years. As a result, the Portfolio may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Portfolio.

Advisory Agreement Board Considerations and Fee Evaluation

Cash Management Fund (the "Fund"), a series of DWS Money Market Trust, invests all of its assets in Cash Management Portfolio (the "Portfolio") in order to achieve its investment objective. The Portfolio's Board of Trustees approved the renewal of the Portfolio's investment management agreement (the "Portfolio Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and the Fund's Board of Trustees (which consists of the same members as the Board of Trustees of the Portfolio) approved the renewal of the Fund's investment management agreement with DIMA (the "Fund Agreement," and together with the Portfolio Agreement, the "Agreements") in September 2013. The Portfolio's Board of Trustees and the Fund's Board of Trustees are collectively referred to as the "Board."

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2013, all of the Portfolio's and Fund's Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of performance, fees and expenses, and profitability compiled by a fee consultant retained by the Portfolio's and the Fund's Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Portfolio and the Fund.

— The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fee Consultant in the course of their review of the Portfolio's and the Fund's contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Portfolio and the Fund since their inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Portfolio and the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Portfolio and the Fund, and that the Fund Agreement was approved by the Fund's shareholders. DIMA is part of Deutsche Bank AG, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund's performance. In many cases, this led to a negotiation with DIMA of lower expense caps as part of the 2012 and 2013 contract review processes than had previously been in place. As part of these negotiations, the Board indicated that it would consider relaxing these new lower caps in future years following sustained improvements in performance, among other considerations.

In June 2012, Deutsche Bank AG ("DB"), DIMA's parent company, announced that DB would combine its Asset Management (of which DIMA was a part) and Wealth Management divisions. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that it has, and will continue to, reinvest a significant portion of the substantial savings it expects to realize by combining its Asset Management and Wealth Management divisions into the new Asset and Wealth Management ("AWM") division, including ongoing enhancements to its investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA's personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA provides portfolio management services to the Portfolio and the Fund and that, pursuant to separate administrative services agreements, DIMA provides administrative services to the Portfolio and the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board reviewed the Portfolio's and the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a peer universe compiled by the Fee Consultant using information supplied by iMoneyNet, an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one- and three-year periods ended December 31, 2012, the Fund's gross performance (Institutional Shares) was in the 3rd quartile of the applicable iMoneyNet universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Portfolio's and the Fund's investment management fee schedules and the Fund's operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Portfolio and the Fund, which include 0.03% and 0.10% fees paid to DIMA under the respective administrative services agreements, were higher than the median (3rd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2012). The Board noted that, although shareholders of the Fund indirectly bear the Portfolio's management fee, the Fund does not charge an additional investment management fee. The Board noted that the Fund's total (net) operating expenses, which include Portfolio expenses allocated to the Fund, were higher than the median of the applicable Lipper expense universe for Institutional Shares (3rd quartile) (based on Lipper data provided as of December 31, 2012). The Board considered the Portfolio's management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Portfolio and the comparable funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board noted the expense limitation agreed to by DIMA. The Board also noted the significant voluntary fee waivers implemented by DIMA to ensure the Fund maintained a positive yield.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DIMA and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreements. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Portfolio and the Fund and whether the Portfolio and the Fund benefit from any economies of scale. The Board noted that the Portfolio's management fee schedule includes fee breakpoints. The Board concluded that the Portfolio's and the Fund's fee schedules represent an appropriate sharing between the Portfolio and the Fund, as the case may be, and DIMA of such economies of scale as may exist in the management of the Portfolio and the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Portfolio and the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DIMA's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Portfolio and the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their independent counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Account Management Resources

Automated Information Line	Institutional Investor Services (800) 730-1313 Personalized account information, information on other Deutsche funds and services via touchtone telephone and the ability to exchange or redeem shares.
Web Site
deutscheliquidity.com/US
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about the funds, retirement planning information, and more.

For More Information	(800) 730-1313, option 1 To speak with a fund service representative.
Written Correspondence	Deutsche Asset & Wealth Management PO Box 219210 Kansas City, MO 64121-9210
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. In addition, each month, information about the fund and its portfolio holdings is filed with the SEC on Form N-MFP. The SEC delays the public availability of the information filed on Form N-MFP for 60 days after the end of the reporting period included in the filing. These forms will be available on the SEC's Web site at sec.gov, and they may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

Nasdaq Symbol	BICXX
CUSIP Number	23337T 110
Fund Number	541

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

**CMF-3**
R-028295-3 8/14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Cash Management Fund, a series of DWS Money Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 29, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 29, 2014